Equity (Common Stock - Narrative) (Details)	Dec. 31, 2013	Dec. 31, 2012
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Common stock, shares authorized	40,000,000	40,000,000
Common stock, shares outstanding	34,595,317	34,595,317
Metlife [Member]
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Common stock, shares outstanding	30,000,000	30,000,000